Financial instruments risk management (Schedule of Fair Value Hierarchy of Financial Instruments) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2024 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₪ 49,067	$ 15,381		₪ 47,842
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	124,591			123,189
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	0			0
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₪ 49,067			₪ 47,842

[1]	Convenience Translation into US Dollars.